RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2022	Oct. 31, 2021
Related Party Transactions [Abstract]
SCHEDULE OF DUE TO RELATED PARTIES

	January 31, 2022	October 31, 2021
	$	$
Wages payable to directors and officers	357,500	357,500
Benefits payable to directors and officers	581,854	539,209
Fees and expenses payable to directors and officers	151,261	127,878
Interests due to a shareholder	2,171	2,230
Total	1,092,786	1,026,817

	October 31, 2021	October 31, 2020
	$	$
Wages payable to directors and officers	357,500	161,922
Benefits payable to directors and officers	539,209	–
Fees and expenses payable to directors and officers	127,878	682,068
Interests due to a shareholder	2,230	–
Total	1,026,817	843,990

SCHEDULE OF DEPOSITS HELD BY RELATED PARTY

	Related Party A [i]	Related Party B [ii]	Total
	$	$	$

Balance, October 31, 2020	–	–	–
Advances	987,912	2,292,912	3,280,824
Costs and expenses	(696,431)	(2,097,931)	(2,794,362)
Balance, October 31, 2021	291,481	194,981	486,462
Advances	300,000	522,335	822,335
Costs and expenses	(79,793)	(675,390)	(755,183)
Foreign exchange effect	13,193	(1,066)	12,127
Balance, January 31, 2022	524,881	40,860	565,741

[i]	Related Party A is a company controlled by a director and officer.

[ii]	Related Party B is a company controlled by an officer.